UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6623

        Nuveen California Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:          12/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen California Select Tax-Free Income Portfolio (NXC)
December 31, 2004

Principal		Optional Call		Market
Amount (000)	Description	Provisions*	Ratings**	Value

	Consumer Staples - 2.0%

$1,885	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Revenue Bonds,	6/12 at 100.00	BBB	$ 1,826,527
	Fresno County Tobacco Funding Corporation, Series 2002, 5.625%, 6/01/23

	Education and Civic Organizations - 13.9%

1,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 1999P,	12/09 at 101.00	AAA	1,044,460
	5.000%, 12/01/23

750	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Series 2002A,	8/09 at 100.00	A1	781,635
	5.500%, 8/01/32

2,600	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2002,	11/11 at 100.00	A2	2,748,694
	5.250%, 11/01/21

1,000	California Educational Facilities Authority, Revenue Bonds, University of San Diego, Series 2002A,	10/12 at 100.00	A2	1,053,240
	5.500%, 10/01/32

3,000	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone Institutes,	10/11 at 101.00	A-	3,217,590
	Series 2001, 5.500%, 10/01/19

2,000	California State Public Works Board, Lease Revenue Bonds, University of California System, Series	10/12 at 100.00	AAA	2,110,880
	2002A, 5.000%, 10/01/22

750	California Statewide Community Development Authority, Student Housing Revenue Bonds, EAH - Irvine	8/12 at 100.00	A	794,738
	East Campus Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 - ACA Insured

1,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach Aquarium	11/11 at 101.00	AAA	1,050,670
	of the South Pacific, Series 2001, 5.250%, 11/01/30 - AMBAC Insured

	Healthcare - 11.6%

2,500	California Health Facilities Financing Authority, Insured Hospital Revenue Bonds, Scripps Memorial	4/05 at 100.00	AAA	2,525,225
	Hospital, Series 1992A, 6.400%, 10/01/12 - MBIA Insured

2,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance LLC,	8/11 at 102.00	A	2,096,960
	Series 2001A, 5.550%, 8/01/31

1,880	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Orthopedic	6/07 at 101.00	AAA	2,021,526
	Hospital Foundation, Series 2000, 5.500%, 6/01/17 - AMBAC Insured

1,500	California Statewide Community Development Authority, Insured Mortgage Hospital Revenue Bonds,	11/09 at 102.00	A	1,566,060
	Mission Community Hospital, Series 2001, 5.375%, 11/01/26

1,500	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey Peninsula	6/13 at 100.00	AAA	1,645,740
	Hospital, Series 2003B, 5.250%, 6/01/18 - FSA Insured

790	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community	2/05 at 100.00	Baa2	775,583
	Hospitals of Central California, Series 1993, 5.000%, 2/01/23

	Industrials - 1.4%

1,250	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB+	1,315,325
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Alternative Minimum Tax) (Mandatory put 12/01/17)

	Long-Term Care - 1.7%

1,500	ABAG Finance Authority for Non-Profit Corporations, California, Insured Senior Living Revenue	11/12 at 100.00	A	1,569,795
	Bonds, Odd Fellows Home of California, Series 2003A, 5.200%, 11/15/22

	Tax Obligation/General - 20.6%

500	Beverly Hills Unified School District, Los Angeles County, California, General Obligation Bonds,	8/12 at 100.00	AA	518,985
	Series 2002A, 5.000%, 8/01/26

	California, General Obligation Bonds, Series 2003:
500	5.250%, 11/01/19 - RAAI Insured	11/13 at 100.00	AA	546,095
1,450	5.250%, 2/01/21	8/13 at 100.00	A	1,560,345
1,000	5.250%, 2/01/22 - CIFG Insured	8/13 at 100.00	AAA	1,085,110

	California, General Obligation Bonds, Series 2004:
750	5.000%, 2/01/23	2/14 at 100.00	A	785,370
800	5.125%, 4/01/25	4/14 at 100.00	A	839,600

2,000	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 101.00	AAA	2,135,780
	2002A, 5.000%, 8/01/21 - FGIC Insured

	Golden West Schools Financing Authority, California, Revenue Bonds, School District General
	Obligation Refunding Program, Series 1999A:
4,650	0.000%, 8/01/16 - MBIA Insured	No Opt. Call	AAA	2,791,256
1,750	0.000%, 2/01/17 - MBIA Insured	No Opt. Call	AAA	1,015,508
2,375	0.000%, 8/01/17 - MBIA Insured	No Opt. Call	AAA	1,347,504
2,345	0.000%, 2/01/18 - MBIA Insured	No Opt. Call	AAA	1,285,975

	Mountain View-Los Altos Union High School District, Santa Clara County, California, General
	Obligation Capital Appreciation Bonds, Series 1995C:
1,015	0.000%, 5/01/17 - MBIA Insured	No Opt. Call	AAA	583,107
1,080	0.000%, 5/01/18 - MBIA Insured	No Opt. Call	AAA	586,267

2,000	North Orange County Community College District, California, General Obligation Bonds, Series 2002A,	8/12 at 101.00	AAA	2,126,840
	5.000%, 8/01/22 - MBIA Insured

1,500	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series	7/13 at 101.00	AAA	1,693,875
	2003E, 5.250%, 7/01/24 - FSA Insured

	Tax Obligation/Limited - 14.7%

1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area, Series	10/13 at 100.00	AA	1,066,390
	2003, 5.625%, 10/01/33 - RAAI Insured

	California, Economic Recovery Revenue Bonds, Series 2004A:
1,250	5.000%, 7/01/15	7/14 at 100.00	AA-	1,380,750
1,000	5.000%, 7/01/16	7/11 at 100.00	AA-	1,069,430

1,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga	6/14 at 100.00	A-	1,093,300
	State Hospital, Series 2004A, 5.500%, 6/01/23

3,500	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Calipatria	No Opt. Call	AAA	4,352,775
	State Prison, Series 1991A, 6.500%, 9/01/17 - MBIA Insured

1,400	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	A-	1,485,554
	Asset-Backed Bonds, Series 2003B, 5.500%, 6/01/33

1,300	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera Ranch,	8/12 at 101.00	N/R	1,332,916
	Series 2004A, 5.625%, 8/15/34

605	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	689,065
	5.400%, 11/01/20 - MBIA Insured

1,000	Santa Clara County Board of Education, California, Certificates of Participation, Series 2002,	4/12 at 101.00	AAA	1,043,390
	5.000%, 4/01/25 - MBIA Insured

	Transportation - 11.9%

1,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,	1/10 at 100.00	BBB-	1,041,796
	5.000%, 1/01/35

5,000	Los Angeles Harbors Department, California, Revenue Refunding Bonds, Series 2001B, 5.500%, 8/01/17	8/11 at 100.00	AAA	5,483,200
	(Alternative Minimum Tax) - AMBAC Insured

3,305	Palm Springs Financing Authority, California, Palm Springs Regional Airport Revenue Bonds, Series	1/05 at 100.00	AAA	3,314,254
	1992, 6.000%, 1/01/12 (Alternative Minimum Tax) - MBIA Insured

1,000	Port of Oakland, California, Revenue Bonds, Series 2002M, 5.250%, 11/01/20 - FGIC Insured	11/12 at 100.00	AAA	1,090,390

	Utilities - 9.4%

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
2,000	5.750%, 5/01/17	5/12 at 101.00	A2	2,252,360
2,000	5.125%, 5/01/19	5/12 at 101.00	A2	2,138,260

200	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2,	7/13 at 100.00	AAA	213,474
	5.000%, 7/01/21 - MBIA Insured

2,550	M-S-R Public Power Agency, California, San Juan Project Revenue Bonds, Series 1991E, 6.000%,	1/05 at 100.00	AAA	2,586,465
	7/01/22 - MBIA Insured

1,225	Turlock Irrigation District, California, Revenue Refunding Bonds, Series 1992A, 6.250%, 1/01/12 -	No Opt. Call	AAA	1,412,511
	MBIA Insured

	Water and Sewer - 11.0%

2,160	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled	10/11 at 101.00	AAA	2,301,890
	Financing Program, Series 2001B, 5.125%, 10/01/22 - FSA Insured

3,000	Contra Costa Water District, Contra Costa County, California, Water Revenue Bonds, Series 2001G,	10/06 at 100.00	AAA	3,036,600
	5.000%, 10/01/24 - MBIA Insured

2,800	Los Angeles, California, Wastewater System Revenue Bonds, Series 1998A, 5.000%, 6/01/23 - FGIC	6/08 at 101.00	AAA	2,895,256
	Insured

825	South Feather Water and Power Agency, California, Water Revenue Certificates of Participation,	4/13 at 100.00	BBB	827,655
	Solar Photovoltaic Project, Series 2003, 5.375%, 4/01/24

1,000	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems Project,	7/13 at 100.00	BBB+	1,030,010
	Series 2003, 5.625%, 7/01/43

$90,890	Total Long-Term Investments (cost $85,425,782) - 98.2%			90,183,956

	Other Assets Less Liabilities - 1.8%			1,622,134

	Net Assets - 100%			$91,806,090

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R	Investment is not rated.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At December 31, 2004, the cost of investments was $85,425,266.

	Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2004, were as
	follows:

	Gross unrealized:
	Appreciation	$4,855,771
	Depreciation	(97,081)

	Net unrealized appreciation of investments	$4,758,690

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Select Tax-Free Income Portfolio

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         02/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         02/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         02/28/05

* Print the name and title of each signing officer under his or her signature.